Borrowings - Repurchase agreements accounted for as secured borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 91,603	$ 121,303
Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 91,603	$ 121,303
Repurchase liability weighted average interest rate	0.26%	1.07%
US Treasury Securities | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 78,869	$ 116,454
Repurchase liability weighted average interest rate	0.26%	1.10%
US Treasury Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 19,538	$ 67,157
Repurchase liability weighted average interest rate	0.30%	1.16%
US Treasury Securities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 30,295	$ 39,318
Repurchase liability weighted average interest rate	0.21%	1.20%
US Treasury Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 29,036	$ 9,979
Repurchase liability weighted average interest rate	0.29%	0.33%
Mortgage Backed Securities | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 12,455	$ 4,046
Repurchase liability weighted average interest rate	0.26%	0.36%
Mortgage Backed Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 11,733	$ 3,778
Repurchase liability weighted average interest rate	0.26%	0.28%
Mortgage Backed Securities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 0	$ 268
Repurchase liability weighted average interest rate	0.00%	1.50%
Mortgage Backed Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 722	$ 0
Repurchase liability weighted average interest rate	0.16%	0.00%
CMO | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 279	$ 803
Repurchase liability weighted average interest rate	0.25%	0.24%
CMO | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 279	$ 803
Repurchase liability weighted average interest rate	0.25%	0.24%